Document and Entity Information	Aug. 26, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	IronNet, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39125
Entity Tax Identification Number	83-4599446
Entity Address, Address Line One	7900 Tysons One Place
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	443
Local Phone Number	300-6761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Information, Former Legal or Registered Name	LGL Systems Acquisition Corp.
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001777946
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	IRNT.WS
Security Exchange Name	NYSE
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IRNT
Security Exchange Name	NYSE